Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(1)	Net Income
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$300,000	$262,801	$230,000	$224,346	$38.00	$(6,897,483)
2023	$349,650	$206,651	$279,650	$250,376	$39.18	$(7,614,204)
2022	$724,750	$112,843	$375,758	$335,253	$51.36	$(13,930,882)

Named Executive Officers, Footnote [Text Block]

2.	George Bee was the Company’s PEO for all of 2022, 2023 and 2024. The following table contains a reconciliation of the amounts reflected in the Summary Compensation Table for Mr. Bee for each year covered in the pay for performance table above (as reported in column (b), above) as compared to the Compensation Actually Paid to Mr. Bee for each such covered year (as reported in column (c), above).

	2022	2023	2024
Summary Compensation Table total for Mr. Bee for the covered year	$724,750	$349,650	$300,000

Less Stock awards as reported in the Summary Compensation Table for the covered year	$(248,375)	$(49,650)	-

Plus Fair value of stock awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year	$41,094	-	-

Plus (Minus) Change in fair value as of the end of the covered fiscal year of stock awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$(535,000)	$(77,751)	$(1,872)

Plus Fair value of stock awards that are granted and vest in the covered fiscal year	$194,374	$49,650	-

Plus Change in fair value as of the vesting date of any stock awards granted in a prior fiscal year that vest during the covered fiscal year	$(64,000)	$(65,248)	$(35,327)

Less Fair value as of the end of the prior fiscal year of all stock awards forfeited during the covered fiscal year	-	-	-

Plus The dollar value of all dividends or dividend equivalent amounts paid on awards in the covered fiscal year	-	-	-
Compensation Actually Paid to Mr. Bee for the covered year	$112,843	$206,651	$262,801

Summary Compensation Table total for Mr. Bee for the covered year		$ 300,000	$ 349,650	$ 724,750
Compensation Actually Paid to Mr. Bee for the covered year		$ 262,801	206,651	112,843
Adjustment To PEO Compensation, Footnote [Text Block]

	2022	2023	2024
Summary Compensation Table total for Mr. Bee for the covered year	$724,750	$349,650	$300,000

Less Stock awards as reported in the Summary Compensation Table for the covered year	$(248,375)	$(49,650)	-

Plus Fair value of stock awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year	$41,094	-	-

Plus (Minus) Change in fair value as of the end of the covered fiscal year of stock awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$(535,000)	$(77,751)	$(1,872)

Plus Fair value of stock awards that are granted and vest in the covered fiscal year	$194,374	$49,650	-

Plus Change in fair value as of the vesting date of any stock awards granted in a prior fiscal year that vest during the covered fiscal year	$(64,000)	$(65,248)	$(35,327)

Less Fair value as of the end of the prior fiscal year of all stock awards forfeited during the covered fiscal year	-	-	-

Plus The dollar value of all dividends or dividend equivalent amounts paid on awards in the covered fiscal year	-	-	-
Compensation Actually Paid to Mr. Bee for the covered year	$112,843	$206,651	$262,801

Average of Summary Compensation Table Total for non-PEOs named executive officers		$ 230,000	279,650	375,758
Average Compensation Actually Paid to the non-PEOs named executive officers for the covered year		$ 224,346	250,376	335,253
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022	2023	2024
Average of Summary Compensation Table Total for non-PEOs named executive officers	$450,758	$279,650	$230,000
Less Average of stock awards as reported in the Summary Compensation Table for the covered year	$(173,250)	$(49,650)	-
Plus Average of fair value of stock awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year	$33,016	-	-
Plus (Minus) Average of the change in fair value as of the end of the covered fiscal year of stock awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$(66,875)	$(16,975)	$(852)
Plus Average of fair value of stock awards that are granted and vest in the covered fiscal year	$99,604	$49,650	-
Plus Average of change in fair value as of the vesting date of any stock awards granted in a prior fiscal year that vest during the covered fiscal year	$(8,000)	$(12,299)	$(4,802)
Less Average of the fair value as of the end of the prior fiscal year of all stock awards forfeited during the covered fiscal year	-	-	-
Plus The dollar value of all dividends or dividend equivalent amounts paid on awards in the covered fiscal year	-	-	-
Average Compensation Actually Paid to the non-PEOs named executive officers for the covered year	$335,253	$250,376	$224,346

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The following chart reflects the relationship between the amount of “compensation actually paid” to Mr. Bee and the average amount of “compensation actually paid” to the Company’s NEOs as a group (excluding Mr. Bee), and the Company’s cumulative TSR over the three years presented in the table. The Company does not use TSR as a performance measure in the overall executive compensation program.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and GAAP Net Income

The following chart reflects the relationship between the amount of “compensation actually paid” to Mr. Bee and the average amount of “compensation actually paid” to the Company’s NEOs as a group (excluding Mr. Bee), and the Company’s net income as reported under US GAAP, over the three years presented in the table. The Company does not use net income as a performance measure in the overall executive compensation program.

Total Shareholder Return Amount	[1]	$ 38.00	39.18	51.36
Net Income (Loss) Attributable to Parent		$ (6,897,483)	$ (7,614,204)	$ (13,930,882)
PEO Name		George Bee	George Bee	George Bee
PEO [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table total for Mr. Bee for the covered year		$ 300,000	$ 349,650	$ 724,750
Compensation Actually Paid to Mr. Bee for the covered year		262,801	206,651	112,843
PEO [Member] | Less Stock Awards as Reported in the Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(49,650)	(248,375)
PEO [Member] | Plus Fair Value of Stock Awards Granted During the Covered Fiscal Year that are Outstanding and Unvested as of the End of that Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				41,094
PEO [Member] | Plus (Minus) Change in Fair Value as of the End of the Covered Fiscal Year of Stock Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,872)	(77,751)	(535,000)
PEO [Member] | Plus Fair Value of Stock Awards that are Granted and Vest in the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			49,650	194,374
PEO [Member] | Plus Change in Fair Value as of the Vesting Date of Any Stock Awards Granted in a Prior Fiscal Year that Vest During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(35,327)	(65,248)	(64,000)
PEO [Member] | Less Fair Value as of the End of the Prior Fiscal Year of All Stock Awards Forfeited During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Plus the dollar value of all Dividends or Dividend Equivalent Amounts Paid on Awards in the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Average of Summary Compensation Table Total for non-PEOs named executive officers		230,000	279,650	450,758
Average Compensation Actually Paid to the non-PEOs named executive officers for the covered year		224,346	250,376	335,253
Non-PEO NEO [Member] | Plus the dollar value of all Dividends or Dividend Equivalent Amounts Paid on Awards in the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Less Average of Stock Awards as Reported in the Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(49,650)	(173,250)
Non-PEO NEO [Member] | Plus Average of Fair Value of Stock Awards Granted During the Covered Fiscal Year that are Outstanding and Unvested as of the End of that Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				33,016
Non-PEO NEO [Member] | Plus (Minus) Average of the Change in Fair Value as of the End of the Covered Fiscal Year of Stock Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(852)	(16,975)	(66,875)
Non-PEO NEO [Member] | Plus Average of Fair Value of Stock Awards that are Granted and Vest in the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			49,650	99,604
Non-PEO NEO [Member] | Plus Average of Change in Fair Value as of the Vesting Date of Any Stock Awards Granted in a Prior Fiscal Year that Vest During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,802)	(12,299)	(8,000)
Non-PEO NEO [Member] | Less Average of the Fair Value as of the End of the Prior Fiscal Year of All Stock Awards Forfeited during the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Total Shareholder Return (“TSR”) represents the value as of the end of each relevant fiscal year of a hypothetical $100 investment in the Company’s common stock on April 30, 2021, assuming dividend reinvestment.